SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS AT THE ANNUAL RATES

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers equipment and software	33

SCHEDULE OF FAIR VALUE MEASUREMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following table summarizes fair value measurements by level at December 31, 2022 measured at fair value on a recurring basis:

December 31, 2022	Level 1	Level 2	Level 3	Total
	In U.S. dollars
Assets
None	-	-	-	-

Liabilities
Convertible Loans	-	-	2,257	2,257
Warrants	-	-	24	24